Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Components of Operating Lease Costs and Other Information Related to Operating Leases
The following table summarizes the components of operating lease costs and other information related to operating leases recorded within operating costs and other expenses, net of deferrals, (in millions):

	Years Ended December 31,
	2022	2021	2020
Lease Cost:
Operating leases (1)	$7	$8	$12
Variable lease costs	4	4	5
Sublease income	(3)	(4)	(5)
Net Lease Cost	$8	$8	$12

Other Information:
Cash paid for amounts included in the measurement of operating lease liability	$9	$11	$12
Weighted average lease term	6 years	7 years	7 years
Weighted average discount rate	3.9%	3.8%	3.8%
(1)    Operating lease costs exclude software leases, as intangible assets are excluded from the scope of Accounting Standard Codification 842, Leases.

Schedule of Maturities of Operating Lease Liabilities
At December 31, 2022, the maturities of operating lease liabilities were as follows (in millions):

2023	$9
2024	8
2025	6
2026	6
2027	4
Thereafter	7
Total	$40
Less: interest	4
Present value of lease liabilities	$36